RESTRICTED CASH AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH AND SHORT-TERM DEPOSITS
RESTRICTED CASH AND SHORT-TERM DEPOSITS

Our restricted cash balances are as follows:

(in thousands of $)	2017	2016
Methane Princess lease security deposits (see note 21)	119,548	111,958
Restricted cash relating to the $800 million facility (see note 20)	41,656	—
Restricted cash relating to the cross currency interest rate swap (see note 23)	—	32,410
Restricted cash relating to the NR Satu facility (see notes 5 and 20)	10,270	10,361
Restricted cash held by Eskimo SPV (see note 5)	3,764	—
Restricted cash relating to performance guarantees	7,695	7,686
Total restricted cash	182,933	162,415
Less: current portion of restricted cash	(27,306)	(44,927)
Non-current restricted cash	155,627	117,488

Restricted cash does not include minimum consolidated cash balances of $30.0 million required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in “Cash and cash equivalents” (see note 20).

As of December 31, 2017 and 2016, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 21 was $119.5 million and $112.0 million, respectively. These security deposits are referred to in these financial statements as restricted cash. The Methane Princess Lease security deposit earns interest based upon Pound Sterling LIBOR.

Restricted cash pursuant to the $800 million facility provides additional security to the lenders following the early termination of the Golar Spirit's charter and amendments to the Golar Freeze's existing charter. Under the amendments to the $800 million facility, the terms allow for a stepped reduction in the value of the security deposit for the Golar Spirit. The security deposit may be applied against Golar Spirit's proportion of the $800 million facility quarterly repayment. The security deposit will be reduced to $30.6 million in 2018, $23.5 million in 2019 and $16.5 million in 2020. The security deposit will be fully utilized in 2021 on the final repayment of the $800 million facility. The security deposit may be released if we are able to enter into a suitable charter (see note 20).

Restricted cash relating to the cross currency interest rate swap was released upon the redemption of our High-Yield Bonds in October 2017 (see note 20).

Restricted cash relating to Eskimo SPV represents amounts held by the VIE which are not available for use by the Partnership. We are required to consolidate Eskimo SPV under US GAAP into our financial statements as a VIE (see note 5).

As of December 31, 2017 and 2016, the value of collateral deposits required to secure performance guarantees issued to charterers on our behalf by banks was $7.7 million. These security deposits are also referred to in these financial statements as restricted cash.